Accrued expenses and other current liabilities (Details)	Sep. 30, 2025 USD ($)		Sep. 30, 2025 CNY (¥)		Mar. 31, 2025 USD ($)		Mar. 31, 2025 CNY (¥)		Mar. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Accrued credit points for online store consumption	$ 626,101	[1]	¥ 4,457,215	[1]	$ 123,834	[2]	¥ 881,573	[1]	¥ 2,159,093	[2]
Accrued payroll and employee benefits	102,476		729,524		59,508		423,634		431,413
Service charge payable related to market promotion	75,600		538,197		197,155		1,403,548		288,836
Loans to third-parties	337,618				874,692		6,226,933		20,584
Others	47,239		336,297		79,218		563,954		159,986
Total	$ 1,189,034		8,464,736		$ 1,334,407		9,499,642		¥ 3,059,912
Amount due to third-parties (ii)			¥ 2,403,503				¥ 6,226,933

[1]	Minghui Liu provided the interest-free loans to the Group, which are repayable on demand based on Minghui Liu’s funding needs, to support the Group’s business operation.
[2]	Minghui Liu provided the interest-free loans to the Group, which are repayable on demand based on Minghui Liu’s funding needs, to support the Group’s business operation.